UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.1%
Banco Macro Bansud SA - ADR	190,000	$8,766,600
Cresud S A Spons Adr - ADR	510,500	9,347,255
IRSA Inversiones y Representaciones SA - ADR	598,300	9,512,970
Pampa Energia SA - ADR	615,100	10,807,307
Telecom Argentina Stet-France Telecom SA - ADR (a)	192,100	4,960,022
Tenaris SA - ADR	108,000	5,094,360

		48,488,514

Australia — 1.0%
BHP Billiton Ltd.	4,469,151	198,826,715
CSL Ltd.	1,550,934	57,700,241
Newcrest Mining Ltd.	3,696,922	136,927,995
Rio Tinto Ltd.	1,282,257	107,932,495
Telstra Corp. Ltd.	7,804,267	21,834,298

		523,221,744

Austria — 0.0%
Telekom Austria AG	777,844	10,707,126

Belgium — 0.1%
RHJ International (b)	4,080,524	35,303,110
RHJ International - ADR (a)(b)	899,200	7,793,116

		43,096,226

Brazil — 2.0%
All America Latina Logistica SA	2,222,660	18,773,840
Banco do Brasil SA	441,400	7,880,299
Banco Santander Brasil SA	1,667,000	19,330,580
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	2,146,991	80,859,111
Cia Energetica de Minas Gerais - ADR	769,352	12,709,695
Cosan Ltd.	3,423,200	44,433,136
Cyrela Brazil Realty SA	4,300,600	47,496,353
Hypermarcas SA (b)	10,552,100	125,590,848

Common Stocks	Shares	Value

Brazil (concluded)
Itau Unibanco Holding SA, Preference Shares	1,931,400	$41,236,106
MRV Engenharia e Participacoes SA	5,045,300	42,675,983
OGX Petroleo e Gas Participacoes SA (b)	2,099,900	21,679,882
Petroleo Brasileiro SA - ADR	8,021,224	266,705,698
SLC Agricola SA	3,468,800	41,181,530
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	995,400	11,602,401
Vale SA, Preference ‘A’ Shares	3,246,100	99,294,303
Vivo Participacoes SA - ADR	2,842,475	96,757,849

		978,207,614

Canada — 2.5%
Agrium, Inc. (c)	37,152	3,283,865
Alamos Gold, Inc.	2,699,810	40,820,016
BCE, Inc.	122,500	4,450,425
Barrick Gold Corp.	3,665,640	174,154,556
Canadian Natural Resources Ltd.	1,418,400	63,147,168
Canadian Pacific Railway Ltd.	659,646	44,282,036
Canadian Pacific Railway Ltd.	689,819	46,272,674
Cenovus Energy, Inc.	43,100	1,491,691
Daylight Energy Ltd.	4,818,520	48,553,320
Eldorado Gold Corp.	6,175,857	99,235,571
Goldcorp, Inc.	3,688,887	148,330,146
IAMGOLD Corp.	4,460,414	84,837,074
IAMGOLD, International African Mining Gold Corp.	2,019,669	38,402,654
Kinross Gold Corp.	1,974,179	32,850,338
Kinross Gold Corp.	7,083,364	117,708,271
Magna International, Inc., Class A	113,200	6,607,484
Potash Corp. of Saskatchewan, Inc.	177,070	31,479,505
Research In Motion Ltd. (b)	92,300	5,455,853
Rogers Communications, Inc., Class B	922,000	32,196,240
Silver Wheaton Corp. (b)	2,244,800	69,139,840

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipts
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canada (concluded)
Sino-Forest Corp. (b)	2,675,490	$58,193,611
Suncor Energy, Inc.	790,990	32,750,233
TELUS Corp.	364,070	18,051,706
Talisman Energy, Inc.	648,270	14,851,265
Teck Resources Ltd., Class B	102,320	6,200,592
Viterra, Inc.	1,102,300	12,879,523

		1,235,625,657

Chile — 0.1%
Banco Santander Chile SA - ADR	234,900	19,938,312
E. CL SA	7,371,500	18,855,907
Sociedad Quimica y Minera de Chile SA - ADR	428,800	22,932,224

		61,726,443

China — 1.4%
Beijing Enterprises Holdings Ltd.	19,190,932	112,905,741
CSR Corp. Ltd.	9,592,800	13,828,061
Chaoda Modern Agriculture Holdings Ltd.	72,474,994	52,256,605
China BlueChemical Ltd.	25,897,800	21,501,357
China Communications Services Corp. Ltd.	363,600	222,898
China Huiyan Juice Group Ltd.	6,010,000	4,123,456
China Life Insurance Co. Ltd.	6,861,000	26,754,298
China Life Insurance Co. Ltd. - ADR (d)	477,000	27,804,330
China Mobile Ltd.	13,218,800	129,939,122
China Pacific Insurance Group Co. Ltd.	1,224,600	4,873,606
China Shenhua Energy Co. Ltd., Class H	6,271,783	25,667,350
China Telecom Corp., Ltd.	31,746,700	18,829,993
China Unicom Ltd.	12,382,700	20,685,361
Dongfeng Motor Group Co. Ltd.	5,527,000	9,825,055
Guangshen Railway Co. Ltd.	38,614,700	15,852,506
Guangzhou Automobile Group Co. Ltd.	20,943,579	27,073,253
Jiangsu Express	3,241,500	3,496,030
Mindray Medical International Ltd. - ADR	255,800	6,691,728
Ping An Insurance Group Co. of China Ltd.	2,045,300	20,464,807
Sinopharm Group Co.	6,247,300	22,193,425
Tianjin Development Holdings Ltd. (b)(e)	81,932,643	69,736,305
Tianjin Port Development Holdings Ltd.	131,251,400	33,968,740
Xiamen International Port Co. Ltd.	36,505,900	7,659,661
Zhongsheng Group Holdings Ltd. (b)	14,491,900	28,878,540

		705,232,228

Egypt — 0.1%
Telecom Egypt	11,205,827	29,062,473

Finland — 0.1%
Fortum Oyj	1,086,565	33,434,511
Nokia Oyj - ADR	353,000	3,777,100

		37,211,611

France — 0.9%
AXA SA - ADR	34,900	741,276
BNP Paribas SA	730,500	54,523,469

Common Stocks	Shares	Value

France (concluded)
Cie Generale d’Optique Essilor International SA	1,091,621	$72,983,117
France Telecom SA	2,262,480	49,345,012
Sanofi-Aventis	814,600	55,671,992
Sanofi-Aventis - ADR	140,128	4,821,805
Societe Generale SA	229,600	14,830,580
Technip SA	127,600	12,396,271
Total SA	1,277,319	74,743,994
Total SA - ADR	1,327,100	77,993,667
Vivendi SA	1,923,800	54,995,964

		473,047,147

Germany — 0.6%
Allianz AG, Registered Shares	118,490	16,470,981
BASF SE	491,600	37,845,345
Bayer AG	393,435	29,051,024
Bayer AG - ADR	31,000	2,293,380
Bayerische Motoren Werke AG	176,120	13,516,703
Beiersdorf AG (c)	92,700	5,079,348
Deutsche Telekom AG - ADR	263,100	3,504,492
Infineon Technologies AG (b)	1,449,000	15,349,615
Kabel Deutschland Holding AG (b)	733,500	36,956,443
Siemens AG	389,400	49,918,565
Volkswagen AG, Preference Shares	415,550	67,229,306

		277,215,202

Hong Kong — 0.7%
AIA Group Ltd. (b)	5,984,200	16,463,621
Cheung Kong Holdings Ltd.	2,440,700	40,529,449
Cheung Kong Infrastructure Holdings Ltd.	4,602,600	21,917,576
China Dongxiang Group Co.	32,400,657	14,198,255
China Gas Holdings Ltd.	6,076,700	2,642,162
China Resources Gas Group Ltd.	13,054,000	17,735,975
HSBC Holdings Plc, Hong Kong Registered	2,554,800	27,926,889
Hutchison Whampoa Ltd. (c)	4,315,097	50,527,224
The Link Real Estate Investment Trust	24,917,783	78,359,584
Mongolian Mining Corp. (b)	13,233,100	17,753,551
Ports Design Ltd.	90,500	249,728
Shougang Concord International Enterprises Co. Ltd. (b)	42,209,400	6,268,519
Wharf Holdings Ltd.	5,735,575	43,614,424

		338,186,957

India — 0.8%
Adani Enterprises Ltd.	3,489,300	43,027,029
Adani Power Ltd. (b)	14,385,339	38,850,853
Bharat Heavy Electricals Ltd.	1,795,410	86,985,334
Container Corp. of India	317,840	8,347,923
Housing Development Finance Corp.	5,519,010	75,789,863
Larsen & Toubro Ltd.	701,800	25,146,996
Power Grid Corp. of India Ltd.	1,207,081	2,541,954
Reliance Industries Ltd.	2,741,870	54,993,465
State Bank of India Ltd.	979,640	56,646,450

		392,329,867

Indonesia — 0.1%
Bumi Resources Tbk PT	92,172,233	28,052,059
Telekomunikasi Indonesia Tbk PT	39,397,600	32,965,482

		61,017,541

2	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Israel — 0.2%
Check Point Software Technologies Ltd. (b)	131,300	$5,849,415
Teva Pharmaceutical Industries Ltd. - ADR	1,364,430	74,566,099

		80,415,514

Italy — 0.3%
Assicurazioni Generali SpA	288,589	6,294,261
Eni SpA	2,224,100	52,657,984
Intesa Sanpaolo SpA	9,934,356	33,083,963
Telecom Italia SpA	11,509,900	16,350,408
Unicredit SpA	23,631,600	58,596,555

		166,983,171

Japan — 6.3%
Aisin Seiki Co., Ltd.	862,090	32,748,190
Astellas Pharma, Inc.	621,570	23,745,808
The Bank of Kyoto Ltd.	2,122,080	19,625,883
Bridgestone Corp.	826,900	15,892,079
Canon, Inc.	1,765,619	86,910,352
Coca-Cola Central Japan Co., Ltd.	266,501	3,619,260
Coca-Cola West Holdings Co., Ltd.	664,620	12,126,454
Daihatsu Motor Co., Ltd.	1,528,330	25,311,680
Daikin Industries Ltd.	144,800	5,017,449
Dainippon Pharma Co., Ltd.	86,200	774,720
Daiwa House Industry Co., Ltd.	1,865,330	22,790,206
Denso Corp.	987,780	36,439,418
East Japan Railway Co.	1,690,335	111,653,106
Fanuc Ltd.	212,080	33,561,436
Fuji Heavy Industries Ltd.	6,582,190	56,363,845
Fujitsu Ltd.	701,620	4,371,337
Futaba Industrial Co., Ltd. (b)	1,864,950	13,942,349
Hitachi Chemical Co., Ltd.	1,444,700	32,770,436
Hitachi Ltd.	2,830,600	15,486,003
Hokkaido Coca-Cola Bottling Co., Ltd.	360,300	1,769,017
Honda Motor Co., Ltd.	1,637,681	70,587,643
Hoya Corp.	2,468,417	58,231,424
Inpex Corp.	14,084	90,505,183
JGC Corp.	2,559,630	62,603,573
Japan Real Estate Investment Corp.	870	8,714,965
Japan Retail Fund Investment Corp.	1,795	3,297,828
KDDI Corp.	14,631	82,361,504
Kinden Corp.	1,946,300	17,436,942
Kirin Holdings Co., Ltd.	3,466,910	46,721,231
Komatsu Ltd.	1,103,200	32,905,509
Kubota Corp.	8,985,210	91,509,656
Kuraray Co., Ltd.	1,982,520	27,871,794
Kyowa Hakko Kirin Co. Ltd.	2,238,500	22,901,145
MS&AD Insurance Group Holdings, Inc.	3,440,962	82,020,115
Mikuni Coca-Cola Bottling Co., Ltd.	713,100	6,482,483
Mitsubishi Corp.	5,506,730	153,730,561
Mitsubishi Tanabe Pharma Corp.	1,274,900	20,379,604
Mitsubishi UFJ Financial Group, Inc.	9,137,480	47,459,320
Mitsui & Co., Ltd.	6,434,334	108,608,838
Mitsui Fudosan Co., Ltd.	1,106,800	22,579,912
Mitsui OSK Lines Ltd.	3,245,410	21,199,543
Murata Manufacturing Co., Ltd.	699,140	53,088,910
NGK Insulators Ltd.	1,373,900	23,212,302

Common Stocks	Shares	Value

Japan (concluded)
NKSJ Holdings, Inc. (b)	8,501,950	$58,039,602
NTT DoCoMo, Inc.	94,628	169,218,207
NTT Urban Development Co.	11,900	12,280,845
Nintendo Co., Ltd.	80,620	21,798,463
Nippon Building Fund, Inc.	1,161	12,181,401
Nippon Electric Glass Co.	1,505,890	22,709,055
Nippon Telegraph & Telephone Corp.	1,020,650	47,353,060
Nomura Holdings, Inc.	3,470,570	21,162,361
Okumura Corp.	6,643,620	25,203,241
Rinnai Corp.	401,375	25,388,578
Rohm Co., Ltd.	496,200	32,180,470
Sekisui House Ltd.	5,358,080	52,201,770
Seven & I Holdings Co., Ltd.	1,574,024	40,651,176
Shin-Etsu Chemical Co., Ltd.	1,845,040	103,878,757
Shionogi & Co., Ltd.	1,461,440	26,883,681
Sony Corp. - ADR	73,100	2,510,254
Sony Financial Holdings, Inc.	4,400	16,295,837
Sumitomo Chemical Co., Ltd.	22,623,240	117,169,765
Sumitomo Electric Industries Ltd.	1,919,000	27,893,505
Sumitomo Mitsui Financial Group, Inc.	1,034,100	35,159,395
Suzuki Motor Corp.	4,264,508	103,537,783
TDK Corp.	442,400	29,142,597
Tadano Ltd.	631,100	3,290,060
Terumo Corp.	410,640	21,310,008
Toda Corp.	6,120,300	23,499,261
Toho Co., Ltd.	1,550,758	25,556,146
Tokio Marine Holdings, Inc.	4,532,021	135,025,694
Tokyo Gas Co., Ltd.	11,716,285	50,944,633
Toyota Industries Corp.	2,238,780	71,132,694
Toyota Motor Corp.	1,116,570	45,968,709
Ube Industries Ltd.	10,449,700	31,530,914
West Japan Railway Co.	7,537	28,774,103

		3,149,201,038

Kazakhstan — 0.1%
KazMunaiGas Exploration Production - GDR	3,466,900	74,538,350

Luxembourg — 0.0%
Millicom International Cellular SA	134,600	12,551,450

Malaysia — 0.3%
Axiata Group Bhd (b)	14,877,800	23,432,113
British American Tobacco Malaysia Bhd	1,163,300	17,951,458
IOI Corp. Bhd	5,329,699	10,020,506
PLUS Expressways Bhd	28,680,461	41,077,657
Telekom Malaysia Bhd	11,128,800	13,527,844
Tenaga Nasional Bhd	1,632,312	3,290,879
YTL Power International	73,195,979	56,229,561

		165,530,018

Mexico — 0.2%
America Movil, SA de CV - ADR	1,192,070	67,936,069
Fomento Economico Mexicano, SA de CV - ADR	281,200	14,923,284

		82,859,353

Netherlands — 0.2%
CNH Global NV (b)	121,900	5,903,617
Koninklijke KPN NV	1,572,591	24,749,592
Koninklijke Philips Electronics NV	1,951,800	60,814,598

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Netherlands (concluded)
Koninklijke Philips Electronics NV, New York Registered Shares	161,600	$5,046,768
Unilever NV - ADR	348,000	10,311,240

		106,825,815

Norway — 0.2%
DnB NOR ASA	2,245,041	30,950,484
Statoil ASA	1,610,900	39,145,538
Telenor ASA	944,300	14,560,364

		84,656,386

Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	359,200	20,007,440

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	100,600	12,100,040

Russia — 1.4%
AFI Development Plc, Class B (b)	2,841,706	3,722,635
AFI Development Plc - GDR (b)	2,841,706	3,751,052
Federal Hydrogenerating Co. (b)	178,816,355	8,887,173
Kuzbassrazrezugol (b)	48,029,996	20,604,868
LSR Group - GDR (b)	6,813,100	50,212,547
MMC Norilsk Nickel - ADR	1,250,374	31,709,485
Magnitogorsk Iron & Steel Works - GDR	1,489,400	21,745,240
Novorossiysk Commercial Sea Port - GDR	4,994,420	52,341,521
OAO Gazprom - ADR	2,146,000	57,426,960
OAO Rosneft Oil Co. - GDR	6,656,400	56,912,220
Polyus Gold Co. ZAO - ADR	2,920,515	98,275,330
RusHydro - ADR (b)	19,611,475	97,272,916
Sberbank	39,025,600	136,589,600
Uralkali - GDR	87,200	3,309,240
VimpelCom Ltd. - ADR	2,812,700	38,927,768

		681,688,555

Singapore — 0.8%
CapitaLand Ltd.	7,902,100	22,348,619
DBS Group Holdings Ltd.	2,051,070	24,185,458
Fraser and Neave Ltd.	9,506,300	47,400,741
Global Logistic Properties Ltd. (b)	4,158,900	6,761,911
Keppel Corp. Ltd.	7,369,500	67,769,772
M1 Ltd.	10,820,700	20,750,048
Noble Group Ltd.	7,919,971	13,614,501
Oversea-Chinese Banking Corp.	8,663,120	67,182,136
Parkway Life Real Estate Investment Trust	444,195	623,212
Raffeles Medical Group Ltd.	8,296,100	14,048,795
Sembcorp Marine Ltd.	4,908,800	20,802,183
Singapore Press Holdings Ltd.	5,034,860	15,670,096
Singapore Telecommunications Ltd.	23,020,210	56,065,473
United Overseas Bank Ltd.	1,140,850	17,739,146

		394,962,091

South Africa — 0.1%
Anglo Platinum Ltd. (b)	87,898	8,635,056
AngloGold Ashanti Ltd. - ADR	225,500	9,705,520
Impala Platinum Holdings Ltd.	312,500	8,897,016
Katanga Mining Ltd. (b)	6,076,393	8,556,163
Life Healthcare Group Holdings Ltd.	8,626,200	17,696,923

Common Stocks	Shares	Value

South Africa (concluded)
Sasol Ltd.	153,200	$7,430,794

		60,921,472

South Korea — 0.8%
Cheil Industries, Inc.	239,511	25,718,565
KT Corp.	166,300	6,208,829
KT Corp. - ADR	2,369,840	46,638,451
KT&G Corp.	688,001	36,312,468
Korean Reinsurance Co.	335,022	3,658,912
LG Corp. (b)	276,700	21,069,862
LG Display Co. Ltd.	484,300	16,469,161
Mando Corp.	52,600	6,832,072
Meritz Fire & Marine Insurance Co. Ltd.	336,566	3,132,405
Paradise Co. Ltd. (b)	2,021,626	7,352,557
POSCO	69,030	28,047,833
POSCO - ADR	268,850	27,460,339
SK Telecom Co., Ltd.	282,770	41,554,643
Samsung Electronics Co., Ltd.	125,400	110,099,454
Samsung Fine Chemicals Co., Ltd.	359,400	26,260,499

		406,816,050

Spain — 0.3%
Banco Santander SA	6,479,300	79,333,543
Telefonica SA	1,488,761	37,271,860
Telefonica SA - ADR	601,194	15,108,005

		131,713,408

Switzerland — 1.0%
Credit Suisse Group AG	622,340	27,784,093
Credit Suisse Group AG - ADR	90,700	4,055,197
Garmin Ltd.	125,464	3,868,055
Nestlé SA, Registered Shares	2,300,530	124,287,983
Noble Corp.	96,146	3,677,585
Novartis AG, Registered Shares	1,074,137	59,797,016
Roche Holding AG	317,187	48,256,213
Swisscom AG	56,500	24,926,110
Transocean Ltd. (b)	668,000	53,393,240
Tyco Electronics Ltd.	363,923	13,184,930
Tyco International Ltd.	362,293	16,241,595
UBS AG (b)	2,017,200	36,116,662
Weatherford International Ltd. (b)	1,854,450	43,987,554
Zurich Financial Services AG	138,469	37,859,650

		497,435,883

Taiwan — 0.9%
ASUSTeK Computer, Inc.	1,153,946	10,350,615
Catcher Technology Co. Ltd.	2,448,400	10,097,277
Cheng Shin Rubber Industry Co. Ltd.	7,336,000	16,182,530
Chunghwa Telecom Co., Ltd.	9,927,973	30,369,564
Chunghwa Telecom Co., Ltd. - ADR	1,944,207	58,073,469
Compal Electronics, Inc.	5,741,811	7,575,940
Delta Electronics, Inc.	13,421,011	61,907,705
Far EasTone Telecommunications Co., Ltd.	16,354,000	24,487,007
HON HAI Precision Industry Co., Ltd.	6,106,100	26,051,003
HTC Corp.	3,110,597	104,565,929
MediaTek, Inc.	1,159,267	15,725,621
Pegatron Corp. (b)	3,053,961	4,192,086

4	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Taiwan (concluded)
Taiwan Semiconductor
Manufacturing Co., Ltd.	28,133,824	$73,157,838

		442,736,584

Thailand — 0.3%
Hana Microelectronics PCL	10,918,210	8,923,282
PTT Chemical PCL	13,003,660	58,715,344
PTT Public Company THB10	3,328,870	36,095,532
Siam Commercial Bank PCL	11,508,983	35,016,812

		138,750,970

Turkey — 0.3%
BIM Birlesik Magazalar AS	901,000	28,949,085
Tupras Turkiye Petrol Rafinerileri AS	1,113,205	28,935,663
Turk Telekomunikasyon AS	5,996,764	24,606,995
Turkcell Iletisim Hizmet AS	2,713,530	16,722,650
Turkiye Garanti Bankasi AS	8,089,865	36,161,815

		135,376,208

United Kingdom — 2.3%
Anglo American Plc	1,381,800	67,746,648
Antofagasta Plc	2,174,500	48,950,849
AstraZeneca Group Plc - ADR	98,100	4,797,090
BG Group Plc	5,069,500	113,752,193
BP Plc	8,934,691	70,207,189
BP Plc - ADR	1,837,500	87,226,125
BT Group Plc	17,735,200	49,929,419
British American Tobacco Plc	702,843	25,957,855
Diageo Plc - ADR	1,415,743	108,729,062
Ensco International Plc - ADR	79,000	4,292,860
GlaxoSmithKline Plc - ADR	136,400	4,955,412
Guinness Peat Group Plc	38,542,011	20,579,174
HSBC Holdings Plc	9,904,138	107,984,966
International Power Plc	4,560,400	30,828,373
Lloyds TSB Group Plc (b)	41,871,006	42,344,788
National Grid Plc	8,680,700	76,986,319
Petropavlovsk Plc	566,629	9,287,115
Prudential Plc	750,300	8,130,666
Royal Dutch Shell Plc - ADR	733,425	52,065,841
Shire Pharmaceuticals Plc - ADR	32,200	2,553,782
Standard Chartered Plc	1,003,495	26,134,457
Unilever Plc	677,306	19,666,449
Unilever Plc - ADR	422,900	12,268,329
Vodafone Group Plc	27,474,361	77,109,316
Vodafone Group Plc - ADR	2,029,786	57,564,731

		1,130,049,008

United States — 31.0%
3M Co.	799,339	70,277,885
ACE Ltd.	1,876,619	115,580,964
The AES Corp. (b)	2,290,661	28,404,196
AOL, Inc. (b)	53,818	1,265,799
AT&T Inc.	9,900,002	272,448,055
Abbott Laboratories	2,037,043	91,992,862
Accenture Plc	118,824	6,115,871
Adobe Systems, Inc. (b)	500,400	16,538,220
Advance Auto Parts, Inc.	69,482	4,442,679
Advanced Micro Devices, Inc. (b)(c)	5,336,100	41,781,663
Aetna, Inc.	2,434,939	80,206,891
Agilent Technologies, Inc. (b)	885,999	37,061,338
Alcoa, Inc.	1,479,300	24,512,001

Common Stocks	Shares	Value

United States (continued)
Allergan, Inc.	269,900	$19,057,639
Alliance Resource Partners LP	373,137	26,212,874
The Allstate Corp.	514,694	16,027,571
Altera Corp.	162,200	6,093,854
Altria Group, Inc.	1,966,868	46,241,067
Amdocs Ltd. (b)	137,615	4,010,101
American Electric Power Co., Inc.	1,069,570	38,162,258
American Tower Corp., Class A (b)	866,146	44,052,186
American Water Works Co, Inc.	987,178	25,173,039
Ameriprise Financial, Inc.	102,700	6,331,455
AmerisourceBergen Corp.	809,619	29,032,937
Amgen, Inc. (b)	973,031	53,594,547
Anadarko Petroleum Corp.	945,735	72,897,254
Analog Devices, Inc.	153,700	5,968,171
Apache Corp.	756,230	90,263,613
Apple, Inc. (b)(c)	1,513,712	513,632,756
Arch Capital Group Ltd. (b)	320,257	28,262,680
Autodesk, Inc. (b)	148,400	6,036,912
Autoliv, Inc.	72,300	5,552,640
Axis Capital Holdings Ltd.	162,841	5,793,883
BMC Software, Inc. (b)	146,340	6,980,418
Ball Corp.	83,950	5,971,364
Bank of America Corp.	11,795,163	161,947,588
The Bank of New York Mellon Corp.	3,666,239	114,496,644
Biogen Idec, Inc. (b)	89,963	5,889,878
Boeing Co.	1,414,679	98,291,897
BorgWarner, Inc. (b)	376,700	25,389,580
Bristol-Myers Squibb Co.	11,175,415	281,396,950
Broadcom Corp., Class A	452,549	20,405,434
CA, Inc.	3,958,630	94,215,394
CMS Energy Corp.	1,124,736	21,932,352
CNA Financial Corp. (b)	138,200	3,713,434
CVS Caremark Corp.	1,655,729	56,625,932
Capital One Financial Corp.	102,555	4,939,049
Cardinal Health, Inc.	147,480	6,121,895
CareFusion Corp. (b)	113,327	2,915,904
Celgene Corp. (b)	457,249	23,562,041
CenturyLink, Inc.	607,948	26,287,672
Cephalon, Inc. (b)(c)	825,703	48,782,533
Charter Communications, Inc. (b)	168,314	7,069,188
Chevron Corp.	3,381,552	321,010,731
Chubb Corp.	842,626	48,813,324
Cigna Corp.	950,838	39,954,213
Cimarex Energy Co.	65,600	6,830,928
Cisco Systems, Inc. (b)	5,608,469	118,619,119
Citigroup, Inc. (b)	40,440,444	194,922,940
The Coca-Cola Co.	592,753	37,254,526
Coca-Cola Enterprises Inc.	223,400	5,620,744
Cognizant Technology Solutions Corp. (b)	230,100	16,785,795
Colgate-Palmolive Co.	955,310	73,339,149
Comcast Corp., Class A	5,995,251	136,391,960
Complete Production Services, Inc. (b)	934,100	26,098,754
Computer Sciences Corp.	199,437	10,627,998
Comverse Technology, Inc. (b)	2,641,123	17,325,767
ConAgra Foods, Inc.	582,325	13,003,317
ConocoPhillips	2,604,739	186,134,649
Consol Energy, Inc.	3,701,095	183,944,421

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Constellation Brands, Inc., Class A (b)	429,319	$8,251,511
Corning, Inc. (c)	6,240,179	138,594,376
Covidien Plc	658,751	31,270,910
Crown Holdings, Inc. (b)	651,211	21,724,399
DISH Network Corp. (b)	645,363	13,623,613
Darden Restaurants, Inc.	66,541	3,134,747
DaVita, Inc. (b)	601,470	44,418,560
Dell, Inc. (b)(c)	6,978,766	91,840,561
Devon Energy Corp.	1,236,029	109,623,412
The Dow Chemical Co.	2,262,804	80,284,286
Dr. Pepper Snapple Group, Inc.	408,652	14,478,540
E.I. du Pont de Nemours & Co.	1,561,095	79,116,295
EMC Corp. (b)	2,603,968	64,812,764
EOG Resources, Inc. (c)	532,300	56,631,397
EXCO Resources, Inc.	2,368,548	47,560,444
Eastman Chemical Co.	72,505	6,732,814
Eaton Corp.	44,847	4,841,682
eBay, Inc. (b)(d)	1,146,460	34,806,526
Edison International	149,200	5,412,976
El Paso Corp.	7,869,005	124,959,799
Electronic Arts, Inc. (b)	2,134,021	33,269,387
Eli Lilly & Co.	668,400	23,240,268
Endo Pharmaceuticals Holdings, Inc. (b)(d)	198,398	6,590,782
Endurance Specialty Holdings Ltd.	933,458	43,396,462
Energizer Holdings, Inc. (b)	52,600	3,826,124
Entergy Corp.	544,463	39,293,895
Exelon Corp.	785,150	33,376,727
Expedia, Inc.	155,150	3,903,574
Exxon Mobil Corp.	7,458,169	601,725,075
FMC Corp.	1,647,483	125,307,557
Fidelity National Information Services, Inc.	117,697	3,581,520
Fidelity National Title Group, Inc., Class A	3,957,307	53,225,779
Ford Motor Co. (b)	3,677,300	58,652,935
Forest Laboratories, Inc. (b)	291,138	9,392,112
Freeport-McMoRan Copper & Gold, Inc., Class B	684,958	74,489,182
The Gap, Inc.	292,278	5,632,197
General Communication, Inc., Class A (b)	257,522	3,118,591
General Electric Co.	16,590,493	334,132,529
General Growth Properties Inc.	19,119	283,153
General Mills, Inc. (c)	1,814,165	63,096,659
General Motors Co. (b)	2,790,500	101,825,345
Genzyme Corp. (b)	849,719	62,326,889
Gilead Sciences, Inc. (b)	1,401,401	53,785,770
Global Industries Ltd. (b)	4,811,014	38,560,277
The Goldman Sachs Group, Inc.	801,148	131,083,836
Google, Inc., Class A (b)(c)	259,786	155,965,123
H.J. Heinz Co.	421,154	20,004,815
Halliburton Co.	2,156,465	97,040,925
Harris Corp.	104,430	4,860,172
HealthSouth Corp. (b)	1,156,722	26,165,052
Hess Corp.	870,879	73,258,341
Hewlett-Packard Co. (c)	3,836,542	175,291,604
Hologic, Inc. (b)	4,209,601	83,855,252
Hospira, Inc. (b)	65,300	3,606,519
Humana, Inc. (b)	876,917	50,834,878
Ingersoll-Rand Plc	83,006	3,917,883
Intel Corp.	5,418,205	116,274,679

Common Stocks	Shares	Value

United States (continued)
International Business Machines Corp.	2,216,680	$359,102,160
International Game Technology	1,855,389	31,857,029
International Paper Co.	559,919	16,170,461
Intuit, Inc. (b)	127,330	5,975,597
JPMorgan Chase & Co.	6,054,349	272,082,444
Johnson & Johnson	4,688,840	280,251,967
KBR, Inc.	1,157,552	37,157,419
KLA-Tencor Corp.	63,400	2,794,672
Kimberly-Clark Corp.	41,227	2,668,624
Kraft Foods, Inc.	3,120,103	95,381,549
L-3 Communications Holdings, Inc.	72,800	5,696,600
Lam Research Corp. (b)	112,000	5,587,680
Lear Corp. (b)	55,200	5,830,776
Lexmark International, Inc., Class A (b)	370,010	12,891,148
Liberty Global, Inc. (b)	157,400	6,384,144
Liberty Media Corp. - Starz, Series A (b)	76	5,067
Liberty Media Holding Corp. - Capital (b)	192	12,607
Liberty Media Holding Corp. - Interactive (b)	47,853	757,992
Life Technologies Corp. (b)	695,416	37,754,135
Limited Brands, Inc.	207,728	6,073,967
Lincoln National Corp.	142,500	4,109,700
Lockheed Martin Corp.	994,300	79,146,280
Lorillard, Inc.	227,740	17,135,158
Lubrizol Corp.	56,773	6,100,827
Macy’s, Inc.	176,300	4,081,345
Marathon Oil Corp.	2,076,062	94,876,033
Marco Polo Investment Holdings Ltd. (b)	4,274	—
Mattel, Inc.	1,540,246	36,473,025
McDermott International, Inc. (b)	2,615,016	54,340,032
McDonald’s Corp.	661,274	48,716,056
The McGraw-Hill Cos., Inc.	160,725	6,265,061
McKesson Corp.	760,934	57,199,409
Mead Johnson Nutrition Co.	1,387,840	80,453,085
MeadWestvaco Corp.	170,699	4,887,112
Medco Health Solutions, Inc. (b)	1,282,974	78,287,073
Medtronic, Inc.	2,546,157	97,568,736
Merck & Co, Inc.	5,126,668	170,051,578
MetLife, Inc.	437,059	20,004,190
Mettler-Toledo International, Inc. (b)	176,983	26,404,094
Micron Technology, Inc. (b)	382,400	4,030,496
Microsoft Corp.	16,393,511	454,510,092
Molson Coors Brewing Co., Class B	116,385	5,454,965
Morgan Stanley	2,867,854	84,314,908
Motorola Soultions Inc. (b)	673,053	26,094,265
Mylan, Inc. (b)	2,772,951	64,221,545
NCB Holdings Ltd. (b)	34,970	—
NII Holdings, Inc. (b)	114,500	4,806,710
NRG Energy, Inc. (b)	503,115	10,439,636
National Oilwell Varco, Inc.	1,565,100	115,660,890
National Semiconductor Corp.	200,201	3,035,047
Newmont Mining Corp.	2,580,136	142,088,090
News Corp., Class A	2,305,966	34,635,609
NextEra Energy, Inc.	1,287,967	68,854,716
Northern Trust Corp.	695,493	36,151,726
Northrop Grumman Corp.	729,204	50,533,837
Occidental Petroleum Corp.	1,980,552	191,479,767

6	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Oracle Corp.	5,156,888	$165,175,123
PG&E Corp.	586,296	27,133,779
PPG Industries, Inc.	68,504	5,773,517
PPL Corp.	1,759,606	45,380,239
Pall Corp.	205,622	11,393,515
Parker Hannifin Corp.	48,278	4,316,536
PartnerRe Ltd.	184,698	15,123,072
PerkinElmer, Inc.	789,890	20,205,386
Perrigo Co.	534,900	38,908,626
Pfizer, Inc.	12,726,614	231,878,907
PharMerica Corp. (b)	18,111	204,835
Philip Morris International, Inc.	1,227,174	70,243,440
Pitney Bowes, Inc.	124,517	3,023,273
Platinum Underwriters Holdings Ltd.	392,467	17,347,041
Polo Ralph Lauren Corp.	52,284	5,603,799
Polycom, Inc. (b)	1,141,613	50,059,730
Praxair, Inc.	278,362	25,898,800
Precision Castparts Corp.	313,485	44,825,220
Pride International, Inc. (b)	80,142	2,604,615
Principal Financial Group, Inc.	470,820	15,428,771
The Procter & Gamble Co.	2,690,299	169,838,576
The Progressive Corp.	1,103,396	21,858,275
QUALCOMM, Inc.	4,087,160	221,237,971
Qwest Communications International, Inc.	9,374,260	66,838,474
R.R. Donnelley & Sons Co.	175,456	3,109,080
Ralcorp Holdings, Inc. (b)	89,755	5,493,006
Raytheon Co.	688,372	34,411,716
RenaissanceRe Holdings Ltd.	394,581	25,892,405
Ross Stores, Inc.	61,434	4,005,497
Ryder System, Inc.	77,111	3,707,497
SM Energy Co. (c)	1,178,901	73,280,486
SUPERVALU, Inc.	202,176	1,473,863
Safeway, Inc.	125,650	2,599,699
SanDisk Corp. (b)	375,802	17,050,137
Sara Lee Corp.	4,572,795	77,600,331
Schlumberger Ltd.	2,093,036	186,259,274
Seagate Technology (b)	185,877	2,602,278
Sempra Energy	84,800	4,415,536
Simon Property Group, Inc.	279,700	28,375,565
Sohu.com, Inc. (b)	62,100	4,817,718
The Southern Co.	600,352	22,585,242
Southwest Airlines Co.	293,100	3,473,235
Spirit Aerosystems Holdings, Inc., Class A (b)	2,412,679	56,987,478
The St. Joe Co. (b)(d)(e)	8,010,227	219,560,322
State Street Corp.	1,107,845	51,758,518
Stryker Corp.	53,902	3,102,599
Symantec Corp. (b)(c)	2,962,334	52,166,702
TJX Cos., Inc.	87,218	4,133,261
TRW Automotive Holdings Corp. (b)	109,100	6,508,906
Target Corp.	57,964	3,178,166
Teradata Corp. (b)	176,974	7,608,112
Texas Instruments, Inc.	2,485,221	84,273,844
Thermo Fisher Scientific, Inc. (b)	989,183	56,650,510
Time Warner Cable, Inc.	302,554	20,522,238
Time Warner, Inc.	605,120	19,031,024
Transatlantic Holdings, Inc.	222,413	11,443,149
The Travelers Cos., Inc.	1,734,423	97,578,638
URS Corp. (b)	60,412	2,685,313
U.S. Bancorp	4,081,931	110,212,137
Union Pacific Corp.	1,996,654	188,943,368

Common Stocks	Shares	Value

United States (concluded)
United Technologies Corp. (c)	1,150,151	$93,507,276
UnitedHealth Group, Inc.	1,547,500	63,524,875
Unum Group	134,585	3,356,550
Valero Energy Corp.	1,623,487	41,171,630
Validus Holdings Ltd.	591,083	17,968,923
VeriSign, Inc.	178,530	6,007,535
Verizon Communications, Inc.	5,028,345	179,109,649
Viacom, Inc., Class B	1,500,230	62,334,557
Wal-Mart Stores, Inc.	2,912,103	163,281,615
Walt Disney Co.	1,276,400	49,613,668
Waters Corp. (b)	498,521	38,082,019
WellPoint, Inc. (b)	1,699,628	105,580,891
Wells Fargo & Co.	7,921,694	256,821,319
Western Digital Corp. (b)	293,305	9,978,236
The Western Union Co.	247,900	5,027,412
Whiting Petroleum Corp. (b)	216,100	27,289,108
Williams Cos., Inc.	172,000	4,642,280
Windstream Corp.	538,228	6,894,701
Wisconsin Energy Corp.	52,407	3,159,618
Wyndham Worldwide Corp.	136,900	3,850,997
XL Group Plc	5,577,494	127,836,163
Xerox Corp.	5,500,905	58,419,611

		15,459,054,957

Total Common Stocks – 57.5%		28,649,550,111

Fixed Income Securities

	Par
Asset-Backed Securities	(000)

United States — 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB, 0.41%, 12/15/17 (f)	USD	7,900	3,950,000

Total Asset-Backed Securities – 0.0%			3,950,000

Corporate Bonds

Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (a)		6,575	7,256,137

Brazil — 0.2%
CSN Islands XII Corp., 7.00%, (a)(g)		32,906	31,918,820
Cosan Finance Ltd., 7.00%, 2/01/17 (a)		7,050	7,534,687
Globo Comunicacao e Participacoes SA, 6.25%, (a)(g)(h)		5,474	5,727,173
Odebrecht Drilling Norbe VIII/IX,
Ltd., 6.35%, 6/30/21 (a)		39,542	41,321,390

			86,502,070

Canada — 0.6%
Daylight Resources Trust, 6.25%, 12/31/14 (i)	CAD	20,106	21,223,390
PetroBakken Energy Ltd., 3.13%, 2/08/16 (i)	USD	85,600	82,604,000

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Canada (concluded)
Sino-Forest Corp. (i):
5.00%, 8/01/13	USD	3,578	$4,563,381
5.00%, 8/01/13 (a)		74,932	96,381,285
Valeant Pharmaceuticals International, 6.88%, 12/01/18 (a)		29,891	30,713,003
Viterra, Inc., 5.95%, 8/01/20 (a)		32,683	32,495,923

			267,980,982

China — 0.2%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (f)(i)(j)	SGD	89,400	13,976,393
China Milk Products Group Ltd., 51.01%, 1/05/12 (f)(i)	USD	39,800	7,960,000
China Petroleum & Chemical Corp., 6.10%, 4/24/14 (f)(i)	HKD	462,270	69,073,840

			91,010,233

El Salvador — 0.0%
Telemovil Finance Co. Ltd., 8.00%, 10/01/17 (a)	USD	9,125	9,490,000

Europe — 0.1%
European Investment Bank:
4.38%, 4/15/13	EUR	31,217	45,156,345
Series 1158/0100, 3.63%, 10/15/11		14,195	19,786,280

			64,942,625

Germany — 0.1%
Fresenius Finance Jersey Ltd., 5.63%, 8/14/11 (i)		42,950	68,801,856

Hong Kong — 0.3%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (b)(f)(i)(j)	CNY	190,300	5,475,844
Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (i)	USD	8,200	14,996,160
Hutchison Whampoa International Ltd.:
(03/33), 6.25%, 1/24/14		12,497	13,854,362
(09), 7.63%, 4/09/19		2,300	2,768,055
(09), 7.63%, 4/09/19 (a)		29,327	35,295,103
(09/16), 4.63%, 9/11/15 (a)		33,249	35,357,253
(09/16), 4.63%, 9/11/15		43,625	46,412,986

			154,159,763

India — 0.9%
Gujarat NRE Coke Ltd., 42.18%, 4/12/11 (f)(i)		11,700	15,590,250
REI Agro Ltd. (i):
5.50%, 11/13/14		6,670	7,061,862
5.50%, 11/13/14 (a)		46,977	49,736,899
Ranbaxy Laboratories Ltd., 14.36%, 3/18/11 (i)(f)		22,163	27,814,565
Reliance Communications Ltd. (f)(i):
110.51%, 5/10/11		40,872	50,783,460
26.26%, 3/01/12		121,900	144,299,125
Suzlon Energy Ltd. (f)(i):
54.51%, 6/12/12		24,650	27,484,750
28.89%, 10/11/12		39,502	42,217,762
0.00%, 7/25/14		36,995	31,260,775

Corporate Bonds	Par (000)		Value

India (concluded)
Tata Steel Ltd., 1.00%, 9/05/12 (i)	USD	26,300	$32,086,000

			428,335,448

Indonesia — 0.0%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (a)		21,723	23,895,300

Ireland — 0.0%
Ono Finance II Plc, 10.88%, 7/15/19 (a)		4,828	5,009,050

Japan — 0.0%
The Mie Bank Ltd., 1.00%, 10/31/11 (i)	JPY	374,000	4,536,354
Nagoya Railroad Co. Ltd., 3.60%, 3/30/12 (f)(i)		154,000	1,858,300

			6,394,654

Luxembourg — 0.4%
Actelion Finance SCA, 0.11%, 11/22/11 (f)(i)	CHF	20,360	22,861,864
Evraz Group SA:
8.88%, 4/24/13	USD	2,000	2,157,500
8.88%, 4/24/13 (a)		11,550	12,445,125
8.25%, 11/10/15		7,365	7,898,962
9.50%, 4/24/18 (a)		22,625	25,537,969
Gaz Capital SA, 2.89%, 11/15/12	JPY	1,800,000	21,354,474
Subsea 7 SA, Series ACY, 2.25%, 10/11/13 (i)	USD	11,400	13,765,500
TNK-BP Finance SA:
7.50%, 7/18/16 (a)		12,021	13,328,284
6.63%, 3/20/17 (a)		46,309	48,971,767
Series 2, 7.50%, 7/18/16		6,643	7,357,123

			175,678,568

Malaysia — 0.7%
Berjaya Land Bhd, 8.00%, 8/15/11 (i)	MYR	80,700	27,140,664
Cherating Capital Ltd., 2.00%, 7/05/12 (i)(k)	USD	39,000	49,288,200
IOI Capital Bhd, Series IOI, 0.00%, 12/18/11 (f)(i)		40,285	58,413,250
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	179,132	73,285,262
Paka Capital Ltd., 9.37%, 3/12/13 (f)(i)	USD	22,000	22,484,000
Rafflesia Capital Ltd., 1.25%, 10/04/11 (i)(k)		77,900	115,868,460

			346,479,836

Mexico — 0.3%
BBVA Bancomer SA, 7.25%, 4/22/20 (a)		38,464	39,896,053
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		32,718	32,753,892
Petroleos Mexicanos, 6.00%, 3/05/20		53,957	56,553,246

			129,203,191

Netherlands — 0.0%
ASM International NV (i):
4.25%, 12/06/11		1,481	2,578,791
4.25%, 12/06/11 (a)		4,180	7,304,550

			9,883,341

8	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Norway — 0.1%
Subsea 7, Inc., 2.80%, 6/06/11 (i)	USD	35,600	$37,782,280

Singapore — 1.1%
CapitaLand Ltd. (i):
2.10%, 11/15/16	SGD	67,500	52,393,887
3.13%, 3/05/18		170,000	138,300,242
2.95%, 6/20/22		162,500	119,083,679
Keppel Land Ltd., 2.50%, 6/23/13 (i)		28,800	23,725,162
Olam International Ltd., 6.00%, 10/15/16 (i)	USD	39,700	54,265,930
Wilmar International Ltd., 31.31%, 12/18/12 (f)(i)		32,400	40,662,000
Yanlord Land Group Ltd.:
5.85%, 7/13/14 (i)	SGD	72,000	58,480,400
9.50%, 5/04/17 (a)	USD	32,038	33,239,425
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (i)	SGD	66,000	45,141,875

			565,292,600

South Korea — 0.6%
Hana Bank, 4.50%, 10/30/15 (a)		14,402	14,698,676
Hyundai Capital Services Inc, 4.38%, 7/27/16 (a)	USD	11,494	11,560,746
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (a)		21,014	21,484,756
Korea Development Bank, 4.38%, 8/10/15		66,336	68,308,700
Korea Electric Power Corp.:
5.13%, 4/23/34		38,562	40,832,106
8.27%, 4/01/96 (l)		31,040	21,272,488
Zeus Cayman, 7.19%, 8/19/13 (f)(i)	JPY	8,524,000	104,191,257

			282,348,729

Spain — 0.1%
Telvent GIT SA, 5.50%, 4/15/15 (a)(i)	USD	32,544	36,538,776

Sweden — 0.0%
Svensk Exportkredit AB, 10.50%, 9/29/15 (k)	TRY	31,190	20,454,560

Switzerland — 0.2%
UBS AG, 4.88%, 8/04/20	USD	116,444	116,222,857

Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (a)		9,851	11,968,965

United Arab Emirates — 0.6%
Abu Dhabi National Energy Co., 6.50%, 10/27/36		6,431	6,302,380
Aldar Funding Ltd., 5.77%, 11/10/11 (i)		17,802	17,846,505
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (i)		236,280	222,989,250
Pyrus Ltd., 7.50%, 12/20/15 (a)(i)		46,200	47,087,040

			294,225,175

United Kingdom — 0.4%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (i)		6,700	12,368,200
BP Capital Markets Plc, 3.13%, 10/01/15		18,436	18,679,816

Corporate Bonds	Par (000)		Value

United Kingdom (concluded)
Essar Energy Plc, 4.25%, 2/01/16	USD	49,800	$49,800,000
Lloyds TSB Bank Plc, 13.00%, (g)	GBP	46,296	90,844,813
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (i)	USD	16,400	18,130,200

			189,823,029

United States — 3.1%
The AES Corp., 8.38%, 3/01/11	GBP	3,349	5,498,694
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (i)	USD	115,873	116,742,047
8.13%, 12/15/17		13,100	13,722,250
Alberto-Culver Co., 5.15%, 6/01/20		7,750	7,789,347
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (i)		55,574	49,947,132
Building Materials Corp. of America, 6.88%, 8/15/18 (a)		9,823	9,970,345
CF Industries, Inc., 7.13%, 5/01/20		22,380	24,869,775
Calpine Corp. (a):
7.88%, 7/31/20		15,685	16,430,037
7.50%, 2/15/21		6,587	6,669,338
Chesapeake Energy Corp., 2.50%, 5/15/37 (i)		60,287	57,348,009
Clearwater Paper Corp., 7.13%, 11/01/18 (a)		3,289	3,412,338
Consol Energy, Inc., 8.00%, 4/01/17 (a)		62,750	68,083,750
Cott Beverages, Inc., 8.13%, 9/01/18		6,527	7,049,160
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,827	4,865,545
DJO Finance LLC, 9.75%, 10/15/17 (a)		6,575	6,887,313
DaVita, Inc.:
6.38%, 11/01/18		14,793	14,903,947
6.63%, 11/01/20		13,149	13,346,235
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		16,811	18,484,048
8.00%, 12/15/16		13,440	15,244,575
6.63%, 8/15/17		13,227	14,173,537
GCI, Inc., 7.25%, 2/15/14		20,189	20,390,890
Gilead Sciences, Inc. (i):
0.50%, 5/01/11		16,039	16,580,316
0.63%, 5/01/13		56,471	64,376,940
1.63%, 5/01/16 (a)		13,112	14,095,400
Grifols, Inc., 8.25%, 2/01/18 (a)		3,310	3,429,988
HSBC Finance Corp., 6.68%, 1/15/21 (a)		9,265	9,601,894
The Hertz Corp., 7.50%, 10/15/18 (a)		8,407	8,890,403
Hologic, Inc., 2.00%, 12/15/37 (i)(m)		95,530	109,262,437
Host Marriott LP, 7.13%, 11/01/13		1,133	1,149,995
Intel Corp. (i):
2.95%, 12/15/35		52,270	53,380,737
3.25%, 8/01/39		95,889	116,385,274
Intelsat Subsidiary Holding Co. Ltd.:
8.50%, 1/15/13		23,018	23,133,090
8.88%, 1/15/15		3,618	3,735,585

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
Interline Brands, Inc., 7.00%, 11/15/18	USD	3,953	$4,061,708
International Lease Finance Corp., 8.25%, 12/15/20		6,599	7,192,910
Kinetic Concepts, Inc., 3.25%, 4/15/15 (a)(i)		8,287	9,281,440
Kraft Foods, Inc., 4.13%, 2/09/16		33,562	35,277,723
LifePoint Hospitals, Inc., 3.25%, 8/15/25 (i)		5,653	5,695,398
Linn Energy LLC, 7.75%, 2/01/21 (a)		32,751	34,224,795
McMoRan Exploration Co. (i):
5.25%, 10/06/11		11,129	12,867,906
5.25%, 10/06/11 (a)		6,342	7,332,938
MetroPCS Wireless, Inc., 7.88%, 9/01/18		1,976	2,064,920
Mylan, Inc., 1.25%, 3/15/12 (i)		71,022	80,521,192
Nalco Co., 6.63%, 1/15/19 (a)		27,157	28,345,119
NRG Energy, Inc., 8.25%, 9/01/20 (a)		9,613	9,865,341
Omnicare, Inc., 3.75%, 12/15/25 (i)		46,445	53,179,525
Phibro Animal Health Corp., 9.25%, 7/01/18 (a)		4,575	4,746,563
Pinafore LLC, 9.00%, 10/01/18 (a)		6,590	7,273,713
Reliance Holdings USA, Inc. (a):
4.50%, 10/19/20		26,433	24,594,611
6.25%, 10/19/40		16,531	15,257,055
SBA Communications Corp. (i):
1.88%, 5/01/13		23,405	26,476,906
4.00%, 10/01/14		14,114	20,924,005
SM Energy Co., 3.50%, 4/01/27 (i)		30,116	37,343,840
SanDisk Corp., 1.00%, 5/15/13 (i)		100,932	97,651,710
SonoSite, Inc., 3.75%, 7/15/14 (i)		14,279	16,153,119
SunGard Data Systems, Inc., 7.38%, 11/15/18 (a)		20,626	21,038,520
Texas Industries, Inc., 9.25%, 8/15/20		25,875	27,750,937
Thermo Fisher Scientific, Inc., 3.20%, 5/01/15		14,916	15,270,046
Valeant Pharmaceuticals International (a):
6.75%, 10/01/17		13,179	13,574,370
7.00%, 10/01/20		19,769	20,386,781

			1,558,203,462

Total Corporate Bonds – 10.0%			4,987,883,487

Floating Rate Loan Interests

Indonesia — 0.1%
PT Multi Daerah Bersaing, Facility A Term Loan, 7.30%, 4/13/12		30,533	30,319,470

Floating Rate Loan Interests	Par (000)		Value

United States — 0.2%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15	USD	121,334	$123,760,411

Total Floating Rate Loan Interests – 0.3%			154,079,881

Foreign Agency Obligations

Australian Government Bonds, 5.75%, 6/15/11	AUD	97,532	97,538,804
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/17	BRL	22,700	27,189,792
Series F, 10.00%, 1/01/17		716,035	386,563,111
Series F, 10.00%, 1/01/21		642,991	331,877,011
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	224,769	330,921,712
4.25%, 7/04/17		140,794	210,018,969
3.50%, 7/04/19		135,872	192,311,395
Series 07, 4.00%, 1/04/18		55,509	81,616,576
Series 08, 4.25%, 7/04/18		34,583	51,578,093
Canadian Government Bond:
4.00%, 6/01/16	CAD	55,628	59,360,051
3.50%, 6/01/20		67,523	68,578,310
Deutsche Bundesrepublik Inflation Linked, Series I/L, 1.50%, 4/15/16	EUR	34,789	50,865,770
Export-Import Bank of Korea, 4.13%, 9/09/15	USD	76,100	77,373,686
Federal Republic of Germany:
1.50%, 9/21/12		1,875	1,906,718
1.50%, 9/21/12 (a)		130,903	133,117,355
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	305,600	42,019,750
2.03%, 3/18/13		971,650	128,237,013
Kreditanstalt fuer Wiederaufbau, 3.25%, 6/27/13 (i)	EUR	82,800	116,517,210
Magyar Nemzeti Vagonkezel Zrt, 4.40%, 9/25/14 (i)		2,800	3,699,444
Malaysia Government Bond:
3.76%, 4/28/11	MYR	215,109	70,503,617
Series 0108, 3.46%, 7/31/13		185,681	61,049,899
Netherlands Government Bond, 3.75%, 7/15/14	EUR	26,568	38,474,456
New Zealand Government Bond, Series 216, 4.50%, 2/14/16	NZD	20,974	24,790,897
Poland Government Bond, 3.00%, 8/24/16	PLN	204,769	72,437,076
Socialist Republic of Vietnam Bond, 6.75%, 1/29/20	USD	12,517	12,235,367
Turkey Government Bond:
10.00%, 1/09/13	TRY	22,288	14,295,187
10.50%, 1/15/20		184,435	122,079,198
4.00%, 4/01/20		42,789	29,996,127
Ukraine Government International Bond (a):
6.88%, 9/23/15	USD	9,854	10,026,445
7.75%, 9/23/20		22,934	23,278,010

10	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value

United Kingdom Gilt:
4.25%, 3/07/11	GBP	158,126	$254,157,124
4.75%, 3/07/20		302,064	524,498,912

Total Foreign Agency Obligations – 7.3%			3,649,113,085

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 0.2%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN (a)(k)	USD	104,806	96,463,992

Total Non-Agency Mortgage-Backed Securities – 0.2%			96,463,992

U.S. Treasury Obligations

U.S. Treasury Inflation Indexed Bonds, 2.38%, 1/15/27		85,821	93,403,960
U.S. Treasury Notes:
1.38%, 2/15/13 (n)		182,773	185,643,389
2.13%, 11/30/14		188,447	193,762,079
2.63%, 12/31/14		382,210	399,917,444
2.25%, 1/31/15		304,565	313,987,632
2.38%, 2/28/15		371,163	384,124,012
2.50%, 3/31/15		367,960	382,361,954
2.63%, 2/29/16		100,248	103,349,163
3.50%, 5/15/20		917,764	936,045,859
2.63%, 8/15/20		726,740	685,236,982
2.63%, 11/15/20 (n)		206,520	193,612,875

Total U.S. Treasury Obligations – 7.8%			3,871,445,349

Total Fixed Income Securities – 25.6%			12,762,935,794

Investment Companies	Shares

Brazil — 0.0%
iShares MSCI Brazil (Free) Index Fund (o)		22,300	1,632,360

South Korea — 0.0%
iShares MSCI South Korea Index Fund (o)		24,900	1,528,860

United States — 3.8%
Consumer Staples Select Sector SPDR Fund		1,450,500	41,890,440
ETFS Gold Trust (b)(e)		1,355,000	179,347,800
ETFS Palladium Trust (b)(e)		462,500	37,448,625
ETFS Platinum Trust (b)(e)		390,600	69,499,458
Energy Select Sector SPDR Fund (d)		3,664,305	268,043,911
Financial Select Sector SPDR Fund		4,311,389	70,706,780
Health Care Select Sector SPDR Fund		1,452,136	46,003,668
iShares Dow Jones U.S. Telecommunications Sector Index Fund (o)		796,629	18,322,467

Investment Companies	Shares		Value

United States (concluded)
iShares Silver Trust (b)(o)		3,918,550	$107,368,270
SPDR Gold Trust (b)(c)		6,651,742	863,861,733
SPDR KBW Regional Banking ETF		935,422	24,442,577
Technology Select Sector SPDR Fund		2,323,536	60,388,701
Utilities Select Sector SPDR Fund		3,524,300	111,790,796
Vanguard Telecommunication Services ETF		24,500	1,581,720

			1,900,696,946

Vietnam — 0.1%
Vietnam Enterprise Investments
Ltd., R Shares (b)		2,801,490	5,546,950
Vinaland Ltd. (b)		14,489,260	14,363,203

			19,910,153

Total Investment Companies – 3.9%			1,923,768,319

Preferred Securities

Preferred Stocks

Switzerland — 0.1%
UBS AG, 9.38% (b)(i)		1,270,075	35,125,194

United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		1,270,200	34,422,420

United States — 0.6%
Apache Corp., 6.00% (i)		212,300	13,892,912
Bunge Ltd., 4.88% (i)		82,953	8,170,871
Chesapeake Energy Corp., 5.75% (a)(i)		99,097	120,402,855
El Paso Corp. (i):
4.99%		49,220	62,755,500
4.99% (a)		10,550	13,451,250
General Motors Co., 4.75% (b)		1,450,500	78,776,655
SandRidge Energy, Inc., 7.00% (a)(b)(i)		395,000	48,190,000
XL Group Plc, 10.75% (i)		261,357	8,264,108

			353,904,151

Total Preferred Stocks – 0.8%			423,451,765

Trust Preferreds

United States — 0.1%
Citigroup Capital XIII, 7.88% (k)		22,639,375	24,206,020
Omnicare Capital Trust II, Series B, 4.00% (i)		21,260,000	16,871,936

			41,077,956

Total Trust Preferreds – 0.1%			41,077,956

Total Preferred Securities – 0.9%			464,529,721

Rights

Spain — 0.0%
Banco Santander SA (Expires 1/31/11)		6,479,300	1,224,217

Total Rights – 0.0%			1,224,217

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Warrants (p)		Shares	Value

Canada — 0.0%
Kinross Gold Corp.		560,413	$951,418

United States — 0.1%
Bank of America Corp. (Expires 1/16/19)		1,951,521	14,675,438
Citigroup Inc. (Expires 10/28/18)		1,789,600	447,400
Ford Motor Co. (Expires 1/01/13)		3,710,415	27,086,029

			42,208,867

Total Warrants – 0.1%			43,160,285

Total Long-Term Investments (Cost – $37,078,209,759) – 88.0%			43,845,168,447

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (o)(q)		6,659,790	6,659,790

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.42% (o)(q)(r)	USD	135,397	135,396,850

			142,056,640

Time Deposits — 0.0%		Par (000)

Australia – 0.0%
Brown Brothers Harriman & Co., 3.68%, 2/01/11	AUD	6	5,754

Canada – 0.0%
Brown Brothers Harriman & Co., 0.20%, 2/01/11	CAD	158	159,452

Europe – 0.0%
Brown Brothers Harriman & Co., 0.30%, 2/01/11	EUR	2,465	3,409,858

Hong Kong – 0.0%
Brown Brothers Harriman & Co., 0.01%, 2/01/11	HKD	14	1,778

			3,576,842

U.S. Treasury Obligations — 12.8%
U.S. Treasury Bills (s):
0.12%, 2/03/11		542,550	542,546,745
0.12%, 2/10/11		739,100	739,074,871
0.14%, 2/17/11		359,158	359,135,732
0.10%, 2/24/11		288,150	288,124,643
0.10%, 3/03/11		520,240	520,176,531
0.05%, 3/10/11		953,675	953,528,134
0.10%, 3/24/11		461,660	461,560,743
0.13%, 4/07/11		449,255	449,137,295
0.15%, 4/14/11		290,100	290,015,871
0.14%, 4/21/11		652,160	651,952,613
0.15%, 5/05/11		541,600	541,387,151
0.09%, 3/17/11		560,265	560,162,471

			6,356,802,800

Total Short-Term Securities (Cost – $6,502,504,440) – 13.1%			6,502,436,282

Options Purchased	Contracts	Value

Exchange-Traded Call Options — 0.0%
General Mills, Inc., Strike Price USD 38.00, Expires 7/16/11	6,448	$386,880
Google, Inc. Class A, Strike Price USD 600.00, Expires 3/19/11	1,192	2,395,920

		2,782,800

Exchange-Traded Put Options — 0.1%
SPDR Gold Trust:
Strike Price USD 130.00, Expires 4/16/11	7,300	3,011,250
Strike Price USD 127.00, Expires 9/01/11	7,560	5,121,900
Strike Price USD 125.00, Expires 1/20/12	9,580	7,999,300

		16,132,450

Over-the-Counter Put Options — 0.0%
KOSPI Index:
Strike Price KRW 232.20,
Expires 3/10/11	307,619,626	39,683
Strike Price KRW 230.71,
Expires 12/08/11	3,042	1,479,020
SPDR Gold Trust, Strike Price USD 129.11, Expires 1/20/12, Broker JPMorgan Chase Bank NA	709,166	7,573,888

		9,092,591

Total Options Purchased (Cost – $33,656,743) – 0.1%		28,007,841

Total Investments Before Structured Options and Outstanding Options Written (Cost – $43,614,370,942*) – 101.2%		50,375,612,570

Over-the-Counter Structured Options	Units

Credit Suisse Euro Stoxx Index Link:
Expires 7/07/11, Broker Credit Suisse International (t)	35,485	2,367,887
Expires 8/05/11, Broker Credit Suisse International (u)	58,886	5,262,823
DJ EuroStoxx 50 Index, Expires 9/16/11, Broker JPMorgan Chase Bank NA (v)	26,688	7,497,001
FTSE 100 Index, Expires 6/17/11, Broker Goldman Sachs Bank USA (w)	14,750	10,920,753
MSCI EAFE Index:
Expires 9/16/11, Broker JPMorgan Chase Bank NA (x)	28,760	3,582,000
Expires 12/16/11, Broker Goldman Sachs Bank USA (y)	10,292	814,495
MSCI EM Index, Expires 12/14/11, Broker JPMorgan Chase Bank NA (z)	75,295	850

12	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Over-the-Counter Structured Options	Units	Value

MSCI Europe excluding UK Index:
Expires 9/16/11, Deutsche Bank AG (aa)	443,151	$3,625,374
Expires 9/16/11, Goldman Sachs Bank USA (ab)	676,942	6,586,645
Expires 9/16/11, Goldman Sachs Bank USA (ac)	395,751	3,173,912
Expires 9/16/11, Goldman Sachs Bank USA (ad)	930,233	12,102,350
Taiwan Taiex Index, Expires 12/21/11, Broker Citibank NA (ae)	252,080	727,116

Total Over-the-Counter Structured Options (Cost – $(0)) – 0.1%		56,661,206

Options Written	Contracts

Exchange-Traded Call Options — (0.1)%
Advanced Micro Devices, Inc., Strike Price USD 10.00, Expires 1/21/12	30,276	(1,983,078)
Agrium, Inc., Strike Price USD 95.00, Expires 4/16/11	371	(111,300)
Apple, Inc., Strike Price USD 340.00, Expires 4/16/11	415	(693,050)
Cephalon Inc., Strike Price USD 65.00, Expires 1/21/12	2,235	(871,650)
Corning, Inc., Strike Price USD 20.00, Expires 5/21/11	19,825	(5,481,613)
Dell, Inc.:
Strike Price USD 16.00, Expires 8/20/11	10,455	(292,740)
Strike Price USD 15.00, Expires 1/21/12	6,456	(600,408)
EOG Resources, Inc., Strike Price USD 100.00, Expires 1/21/12	2,617	(4,128,318)
Google, Inc. Class A, Strike Price USD 650.00, Expires 3/19/11	1,192	(464,880)
Hewlett-Packard Co., Strike Price USD 50.00, Expires 1/21/12	9,715	(2,598,762)
SM Energy Co., Strike Price USD 65.00, Expires 8/20/11	1,904	(913,920)
Symantec Corp., Strike Price USD 17.50, Expires 1/21/12	16,867	(3,752,907)
United Technologies Corp., Strike Price USD 80.00, Expires 1/21/12	5,875	(3,892,188)

		(25,784,814)

Exchange-Traded Put Options — 0.0%
General Mills, Inc.:
Strike Price USD 33.00, Expires 4/16/11	2,638	(145,090)
Strike Price USD 34.00, Expires 4/16/11	2,563	(238,359)

Options Written	Contracts	Value

Exchange-Traded Put Options (concluded)
General Mills, Inc. (concluded):
Strike Price USD 34.00, Expires 7/16/11	6,448	$(1,034,904)
Google, Inc. Class A, Strike Price USD 580.00, Expires 3/19/11	1,192	(1,400,600)
SPDR Gold Trust, UBS AG :
Strike Price USD 120.00, Expires 4/16/11	7,300	(737,300)
Strike Price USD 105.00, Expires 1/20/12	11,500	(2,737,000)

		(6,293,253)

Over-the-Counter Call Options — 0.0%
Hutchison Whampoa Ltd., Strike Price USD 97.60, Expires 4/07/11, Broker Citibank NA	2,150,000	(805,820)

Over-the-Counter Put Options — 0.0%
Beiersdorf AG:
Strike Price USD 38.00, Expires 12/16/11	451,315	(1,323,700)
Strike Price USD 38.00, Expires 1/20/12	257,895	(809,785)
CSI EuroStoxx 50 Index, Strike Price USD 2,761.62, Expires 9/16/11,	33,122	(5,687,651)
DJ EuroStoxx 50 Index, Strike Price USD 2,540.25, Expires 1/20/12	34,455	(5,536,273)
S&P Equity Option:
Strike Price USD 1,030.64, Expires 3/10/11	57,112	(84,726)
Strike Price USD 988.57, Expires 12/08/11	56,112	(1,266,094)

		(14,708,229)

Total Options Written (Premiums Received – $50,078,833) – (0.1)%		(47,592,116)

Total Investments, Net of Structured Options and Outstanding Options Written – 101.2%		50,384,681,660
Liabilities in Excess of Other Assets – (1.2)%		(578,948,923)

Net Assets – 100.0%		$49,805,732,737

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$43,779,269,187

Gross unrealized appreciation	$7,531,668,234
Gross unrealized depreciation	(935,324,851)

Net unrealized appreciation	$6,596,343,383

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(d)	Security, or a portion of security, is on loan.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(e)

Investments in companies whereby the Fund held 5% or more of the companies’ outstanding securities that are considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at October 31, 2010	Shares Purchased	Shares Sold	Shares at January 31, 2011	Value at January 31, 2011	Realized Gain	Income

American Commercial Lines, Inc. [1]	960,334	136,400	(1,096,734)	—	—	$(12,117,491)	—
ETFS Gold Trust	1,355,000	—	—	1,355,000	$179,347,800	—	—
ETFS Palladium Trust	462,500	—	—	462,500	$37,448,625	—	—
ETFS Platinum Trust	390,600	—	—	390,600	$69,499,458	—	—
RHJ International	4,032,724	47,800	—	4,080,524	$35,303,110	—	—
RHJ International - ADR	899,200	—	—	899,200	$7,793,116	—	—
The St. Joe Co.	1,239,329	6,770,898	—	8,010,227	$219,560,322	—	—
Tianjin Development Holdings Ltd[1]	80,974,643	958,000	—	81,932,643	$69,736,305	—	—

[1]	No longer an affiliated company or held by the Fund as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Convertible security.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Variable rate security. Rate shown is as of report date.

(l)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(m)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/Beneficial Interest at January 31, 2011	Value at January 31, 2011	Realized Gain (Loss)	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	6,659,790	[1]	—	6,659,790	$6,659,790	—	$1,466
BlackRock Liquidity Series, LLC Money Market Series	$111,225,250	$24,171,600	[2]	—	$135,396,850	$135,396,850	—	$94,237
iShares Dow Jones U.S. Telecommunication Sector Index Fund	793,729	2,900		—	796,629	$18,322,467	—	$175,012
iShares MSCI Brazil (Free) Index Fund	22,300	—		—	22,300	$1,632,360	—	$56,456
iShares MSCI South Korea Index Fund	24,900	—		—	24,900	$1,528,860	—	$4,211
iShares Silver Trust	3,918,550	—		—	3,918,550	$107,368,270	—	—

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

(p)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

14	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

(s)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(t)

CSFB EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,523.375 and (b) one call option on the index with a strike of 2,943.9375. The Fund holds 35,485 units of the structure. On January 31, 2011, the EuroStoxx 50 Index was 2,953.63. At this time, the value of the structured option was $2,367,887 based on a price of $66.729 per unit. The option expires on July 7, 2011.

(u)

CSFB EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,650.18 and (b) one call option on the index with a strike of 2,819.34. The Fund holds 58,886 units of the structure. On January 31, 2011, the EuroStoxx 50 Index was 2,953.63. At this time, the value of the structured option was $5,262,823 based on a price of $89.373 per unit. The option expires on August 5, 2011.

(v)

JP Morgan Chase DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,622.91. Each unit contains (a) one written put on the index at a strike price of 2,461.601 and (b) 1.1 call option on the index with a strike of 2,622.91. The Fund holds 26,688 units of the structure. On January 31, 2011, the EuroStoxx 50 Index was 2,953.63. At this time, the value of the structured option was $7,497,001 based on a price of $280.913 per unit. The option expires on September 16, 2011.

(w)

Goldman Sachs FTSE 100 Structured Option is issued in units. Each unit represents a structure based on the FTSE 100 Index, with an initial reference strike of 5,067.00. Each unit contains (a) one written put on the index at a strike price of 4,692.042 and (b) one call option on the index with a strike of 5067.000. The Fund holds 14,750 units of the structure. On January 31, 2011, the FTSE 100 Index was 5,862.94. At this time, the value of the structured option was $10,920,753 based on a price of $740.39 per unit. The option expires on June 17, 2011.

(x)

JP Morgan Chase MSCI EAFE Structured Option is issued in units. Each unit represents a structure based on the MSCI EAFE Index, with an initial reference strike of 1,564.68. Each unit contains (a) one written put on the index at a strike price of 1,564.68 and (b) 1.22 call options on the index with a strike of 1,564.68. The Fund holds 28,760 units of the structure. On January 31, 2011, the MSCI EAFE Index was 1,696.38. At this time, the value of the structured option wa$3,582,000 based on a price of $124.55 per unit. The option expires on September 16, 2011.

(y)

Goldman Sachs MSCI EAFE Structured Option is issued in units. Each unit represents a structure based on the MSCI EAFE Index, with an initial reference strike of 1,621.56. Each unit contains (a) one written put on the index at a strike price of 1,621.56 and (b) 1.275 call options on the index with a strike of 1,621.56. The Fund holds 10,292 units of the structure. On January 31, 2011, the MSCI EAFE Index was 1,696.38. At this time, the value of the structured option wa$814,495 based on a price of $79.139 per unit. The option expires on December 16, 2011.

(z)

JP Morgan Chase MSCI EM Structured Option is issued in units. Each unit represents a structure based on the MSCI EM Index. Each unit contains (a) one written put on the index at a strike price of 1,128.89 and (b) 1.066 call options on the index with a strike of 1,128.89. The Fund holds 75,295 units of the structure. On January 31, 2011, the MSCI EM Index was 1,119.08. At this time, the value of the structured option was $850 based on a price of $0.01 per unit. The option expires on December 14, 2011.

(aa)

DB MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.017. Each unit contains (a) one written put on the index at a strike price of 90.7361 and (b) one call option on the index with a strike of 96.017. The Fund holds 443,150 units of the structure. On January 31, 2011, the MSCI Europe ex UK Index was 105.04. At this time, the value of the structured option was $3,625,374 based on a price of $8.18 per unit. The option expires on September 1, 2011.

(ab)

Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 96.02 and (b) 1.29 call options on the index with a strike of 96.02. The Fund holds 676,942 units of the structure. On January 31, 2011, the MSCI Europe ex UK Index was 105.04. At this time, the value of the structured option was $6,586,645 based on a price of $9.73 per unit. The option expires on September 16, 2011.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(ac)

Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 89.9707 and (b) one call option on the index with a strike of 96.02. The Fund holds 395,751 units of the structure. On January 31, 2011, the MSCI Europe ex UK Index was 105.04. At this time, the value of the structured option was $3,173,912 based on a price of $8.02 per unit. The option expires on September 16, 2011.

(ad)

Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 93.31. Each unit contains (a) one written put on the index at a strike price of 93.31 and (b) 1.29 call options on the index with a strike of 93.31. The Fund holds 930,233 units of the structure. On January 31, 2011, the MSCI Europe ex UK Index was 105.04. At this time, the value of the structured option was $12,102,350 based on a price of $13.01 per unit. The option expires on September 16, 2011.

(ae)

Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 8,400 and (b) one call option on the index with a strike of 9,000. The Fund holds 252,080 units of the structure. On January 31, 2011, the Taiex Index was 9,145.35. At this time, the value of the structured option was $727,116 based on a price of $2.884 per unit. The option expires on December 21, 2011.

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	117,784	JPY	9,688,892	Brown Brothers Harriman & Co.	2/01/2011	$(258)
EUR	14,770,072	USD	20,227,614	Brown Brothers Harriman & Co.	2/01/2011	(5,165)
INR	25,118,855	USD	548,207	Brown Brothers Harriman & Co.	2/01/2011	(1,075)
CLP	8,845,800,000	USD	18,455,665	Brown Brothers Harriman & Co.	2/01/2011	(160,318)
USD	157,448	CAD	157,763	Brown Brothers Harriman & Co.	2/02/2011	(102)
USD	527,459	BRL	883,072	Brown Brothers Harriman & Co.	2/02/2011	(2,294)
USD	1,056,799	MYR	3,227,993	Brown Brothers Harriman & Co.	2/02/2011	2,558
MYR	3,769,360	USD	1,234,035	Brown Brothers Harriman & Co.	2/02/2011	(2,987)
JPY	432,288,470	USD	5,271,682	Deutsche Bank AG	2/02/2011	(5,010)
EUR	65,858,630	USD	87,651,909	UBS AG	2/03/2011	2,513,693
EUR	99,440,880	USD	132,355,811	Barclays Bank Plc	2/03/2011	3,786,511
CHF	150,403,322	USD	159,008,883	JPMorgan Chase Bank NA	2/03/2011	321,734
EUR	32,917,580	USD	43,286,618	Credit Suisse International	2/04/2011	1,779,324
EUR	66,167,439	USD	86,970,481	Deutsche Bank AG	2/04/2011	3,616,309
EUR	98,602,880	USD	129,750,051	JPMorgan Chase Bank	2/04/2011	5,242,608
JPY	7,009,094,457	USD	84,217,606	UBS AG	2/04/2011	1,177,213
JPY	17,610,789,269	USD	211,859,119	Deutsche Bank AG	2/04/2011	2,700,716
MYR	1,515,809	USD	494,797	Brown Brothers Harriman & Co.	2/07/2011	90
USD	1,533,285	MYR	4,697,219	Brown Brothers Harriman & Co.	2/07/2011	(280)
USD	37,314,828	KRW	41,497,820,000	UBS AG	2/07/2011	322,325
USD	91,511,417	KRW	102,035,230,000	Deutsche Bank AG	2/07/2011	553,903
KRW	41,497,820,000	USD	36,602,267	UBS AG	2/07/2011	390,236
KRW	102,035,230,000	USD	90,017,847	Deutsche Bank AG	2/07/2011	939,667
EUR	84,453,841	USD	109,159,122	Deutsche Bank AG	2/17/2011	6,444,249
EUR	92,902,595	USD	120,060,811	UBS AG	2/17/2011	7,107,511
CAD	69,453,068	USD	69,965,213	Credit Suisse International	2/18/2011	(629,714)
CAD	102,719,361	USD	103,500,792	Deutsche Bank AG	2/18/2011	(955,312)
EUR	124,770,650	USD	161,203,680	Credit Suisse International	2/18/2011	9,584,921
CHF	148,164,526	USD	151,678,150	JPMorgan Chase Bank NA	2/18/2011	5,304,138
EUR	65,735,260	USD	87,953,778	JPMorgan Chase Bank NA	3/03/2011	2,013,266
EUR	70,735,000	USD	94,572,695	Credit Suisse International	3/03/2011	2,237,127
CHF	111,086,699	EUR	86,381,570	Credit Suisse International	3/03/2011	(511,515)
CHF	169,989,947	EUR	132,128,520	UBS AG	3/03/2011	(705,402)

16	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

KRW	41,497,820,000	USD	37,254,529	UBS AG	3/07/2011	$(327,916)
KRW	102,035,230,000	USD	91,429,418	Deutsche Bank AG	3/07/2011	(633,914)
USD	27,850,703	ZAR	195,464,590	UBS AG	3/10/2011	817,796
USD	33,357,511	ZAR	234,423,243	Barclays Bank Plc	3/10/2011	936,591
ZAR	195,464,590	USD	27,472,184	UBS AG	3/10/2011	(439,277)
EUR	66,037,650	USD	88,688,564	Barclays Bank Plc	3/11/2011	1,683,106
CHF	102,830,546	EUR	79,944,760	Credit Suisse International	3/11/2011	(431,034)
CHF	121,423,661	EUR	94,399,090	UBS AG	3/11/2011	(507,966)
EUR	84,436,988	USD	115,218,492	Deutsche Bank AG	3/17/2011	323,580
EUR	131,613,000	USD	179,934,713	UBS AG	3/17/2011	162,175
GBP	39,972,344	USD	63,037,585	Credit Suisse International	3/18/2011	969,850
NOK	287,420,400	USD	49,714,499	UBS AG	3/18/2011	(63,534)
USD	48,119,449	TWD	1,388,005,500	JPMorgan Chase Bank NA	5/16/2011	191,220
SGD	60,416,580	USD	46,900,000	JPMorgan Chase Bank NA	5/16/2011	332,433
TWD	1,388,005,500	USD	46,900,000	JPMorgan Chase Bank NA	5/16/2011	1,028,229

Total						$57,100,006

•	Financial futures contracts purchased as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)

146	H-Shares Index	Hong Kong	February 2011	USD	11,835,308	$(104,411)
20	Hang seng Index	Hong Kong	February 2011	USD	3,066,920	(69,351)
870	S&P 500 Index	Chicago Mercantile	March 2011	USD	270,722,488	8,199,512
184	S&P TSE 60 Index	Montreal	March 2011	USD	27,809,171	771,605
4,446	DJ Euro Stoxx 50	Eurex	March 2011	USD	173,222,746	6,959,624
574	FTSE 100 Index	NYSE-LIFFE London	March 2011	USD	53,264,765	367,291
2,720	Yen Denom Nikkei	Chicago Mercantile	March 2011	USD	169,848,585	(14,277)
212	Nikkei 225 Simex	Singapore	March 2011	USD	13,346,141	(134,884)
260	Emini MSCI	Chicago Mercantile	March 2011	USD	21,339,419	672,181
112	Taiwan MSCI SIMEX Index	Singapore	February 2011	USD	3,574,428	33,092
58	SPI 200 Index	Sydney	March 2011	USD	6,886,054	(56,983)
598	DAX Index 25 Euro	Eurex	March 2011	USD	144,087,461	1,159,122
29	MSCI Singapore IX ETS Future	Singapore	February 2011	USD	1,716,625	(11,943)

Total						$17,770,578

•	Total return swaps outstanding as of January 31, 2011 were as follows:

Interest Receivable Rate		Interest Payable Rate		Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

—		0.43	%(1)	JPMorgan Chase Bank NA	2/18/11	USD	107,650	7,679,846	(2)
—		0.43	%(1)	JPMorgan Chase Bank NA	2/18/11	USD	17,503	1,248,681	(2)
0.14	%(3)	—		Citibank NA	4/15/11	USD	11,845	367,308	(4)
0.22	%(5)	—		BNP Paribas SA	9/19/11	USD	117,310	3,985,604	(4)
0.68	%(6)	—		BNP Paribas SA	1/12/12	USD	71,243	(1,430,516	) (7)

Total								$11,850,923

(1)	Based on the 3-month LIBOR minus 0.71%.
(2)	Based on the change in the return of the MSCI Daily Total Return Net Europe (ex United Kingdom) USD Index.
(3)	Based on the 3-month LIBOR minus 0.15%.
(4)	Based on the change in the return of the MSCI Daily Total Return All Country World (ex USA) USD Index.
(5)	Based on the 3-month LIBOR minus 0.08%.
(6)	Based on the 3-month LIBOR minus 0.38%.
(7)	Based on the change in the return of the MSCI Daily Total Return Net Emerging Markets USD Index.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks
Argentina	$48,488,514	—	—	$48,488,514
Australia	—	$523,221,744	—	523,221,744
Austria	—	10,707,126	—	10,707,126
Belgium	7,793,116	35,303,110	—	43,096,226
Brazil	745,215,693	232,991,921	—	978,207,614
Canada	1,235,625,657	—	—	1,235,625,657
Chile	61,726,443	—	—	61,726,443
China	34,496,058	670,736,170	—	705,232,228
Egypt		29,062,473	—	29,062,473
Finland	3,777,100	33,434,511	—	37,211,611
France	83,556,748	389,490,399	—	473,047,147
Germany	60,795,785	216,419,417	—	277,215,202
Hong Kong	36,859,334	301,327,623	—	338,186,957
India	—	392,329,867	—	392,329,867
Indonesia	—	61,017,541	—	61,017,541
Israel	80,415,514	—	—	80,415,514
Italy		166,983,171	—	166,983,171
Japan	4,279,271	3,144,921,767	—	3,149,201,038
Kazakhstan	—	74,538,350	—	74,538,350
Luxembourg	12,551,450	—	—	12,551,450
Malaysia		165,530,018	—	165,530,018
Mexico	82,859,353		—	82,859,353
Netherlands	21,261,625	85,564,190	—	106,825,815
Norway	—	84,656,386	—	84,656,386
Philippines	20,007,440	—	—	20,007,440
Poland	—	12,100,040	—	12,100,040
Russia	363,460,337	318,228,218	—	681,688,555
Singapore	6,761,911	388,200,180	—	394,962,091
South Africa	35,958,606	24,962,866	—	60,921,472
South Korea	74,098,790	332,717,260	—	406,816,050
Spain	15,108,005	116,605,403	—	131,713,408
Switzerland	138,408,156	359,027,727	—	497,435,883
Taiwan	58,073,469	384,663,115	—	442,736,584
Thailand	138,750,970	—	—	138,750,970
Turkey	—	135,376,208	—	135,376,208

18	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Investments in Securities:
Long-Term Investments (concluded):
United Kingdom	$334,453,232	$795,595,776	—	$1,130,049,008
United States	15,459,054,957		—	15,459,054,957
Asset-Backed Securities			$3,950,000	3,950,000
Corporate Bonds		4,852,323,620	135,559,867	4,987,883,487
Floating Rate Loan Interests			154,079,881	154,079,881
Foreign Agency Obligations		3,639,086,640	10,026,445	3,649,113,085
Non Agency Mortgage-Backed		96,463,992	—	96,463,992
U.S. Treasury Obligations		3,871,445,349	—	3,871,445,349
Investment Companies	1,923,768,319		—	1,923,768,319
Preferred Securities	109,104,546	355,425,175	—	464,529,721
Rights	1,224,217		—	1,224,217
Warrants	43,160,285		—	43,160,285
Short-Term Securities			—
Money Market Funds	6,659,790	135,396,850	—	142,056,640
Time Deposits	—	3,576,842	—	3,576,842
US Treasury Obligations	—	6,356,802,800	—	6,356,802,800

Total	$21,247,754,691	$28,796,233,845	$303,616,193	$50,347,604,729

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$62,483,079	—	$62,483,079
Equity contracts	$37,077,677	13,281,439	$65,753,797	116,112,913
Liabilities:
Foreign currency exchange contracts	—	(5,383,073)	—	(5,383,073)
Equity contracts	(32,469,916)	(3,564,001)	(13,380,564)	(49,414,481)

Total	$4,607,761	$66,817,444	$52,373,233	$123,798,438

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011	19

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests

Assets:
Balance, as of October 31, 2010	$1,162,462	$2,528,000	$396,526,375	$35,598,402
Accrued discounts/premiums	—	8,372	947,215	30,125
Net realized gain (loss)	—	—	—	55,118
Net change in unrealized appreciation/depreciation[2]	(1,162,462)	1,413,628	4,774,470	3,431,055
Purchases	—	—	672,500	123,816,531
Sales	—	—	—	(8,851,350)
Transfers in3	—	—	56,798,761	—
Transfers out[3]	—	—	(324,159,454)	—

Balance, as of January 31, 2011	$—	$3,950,000	$135,559,867	$154,079,881

	Foreign Agency Obligations	Structured Notes	Total

Assets:
Balance, as of October 31, 2010	$82,174,845	$3,068,397	$521,058,481
Accrued discounts/premium	(66,284)	540	919,968
Net realized gain (loss)	—	692,599	747,717
Net change in unrealized appreciation/depreciation[2]	351,960	24,857	8,833,508
Purchases	—		124,489,031
Sales	—	(3,786,393)	(12,637,743)
Transfers in3	—	—	56,798,761
Transfers out[3]	(72,434,076)	—	(396,593,530)

Balance, as of January 31, 2011	$10,026,445	—	$303,616,193

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Equity Contracts

	Assets	Liabilites	Total

Balance, as of October 31, 2010	$38,211,479	$(5,251,203)	$32,960,276
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	20,783,970	4,551,950	25,335,920
Purchases	6,758,348	(12,681,311)	(5,922,963)
Sales	—	—	—
Transfers in3	—	—	—
Transfers out[3]	—	—	—

Balance, as of January 31, 2011	$65,753,797	$(13,380,564)	$52,373,233

[2]	The change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $9,971,114

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

20	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2011